Document and Entity Information	Aug. 07, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001176334
Document Type	8-K
Document Period End Date	Aug. 07, 2020
Entity Registrant Name	MARTIN MIDSTREAM PARTNERS L.P.
Entity Incorporation State Country Code	DE
Entity File Number	000-50056
Entity Tax Identification Number	05-0527861
Entity Address, Address Line One	4200 Stone Road
Entity Address, City or Town	Kilgore
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75662
City Area Code	(903)
Local Phone Number	983-6200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Units representing limited partnership interests
Trading Symbol	MMLP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false